Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001573035
Eaton Vance Global Income Builder NextShares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

EATON VANCE GLOBAL INCOME BUILDER NEXTSHARES
Supplement to Prospectus dated March 1, 2019

1.       The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Investor Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)
Management Fees(2)		0.70%
Distribution and Service (12b-1) Fees		None
Interest Expense	0.01%
Expenses Other than Interest Expense	1.67%
Other Expenses		1.68%
Total Annual Fund Operating Expenses		2.38%
Expense Reimbursement(3)		(1.52)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.86%
(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.
(2)	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
(3)	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85%. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the Fund provides a return of 5% each year, that Fund operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$597	$1,132	$2,600

2.       The following replaces the first paragraph and related table in “Fund.” under “Management and Organization”:

Fund. Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a monthly advisory fee based on the average daily net assets of the Fund that are not invested in other investment companies for which Eaton Vance or its affiliates serves as investment adviser and receives an advisory fee (“Direct Assets”) as follows:

Direct Assets	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

3.       The following replaces the first paragraph and related table in “Portfolio.” under “Management and Organization”:

Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate* (for each level)
Up to $500 million	0.550%
$500 million but less than $1 billion	0.525%
$1 billion but less than $2.5 billion	0.500%
$2.5 billion and over	0.475%

*	Pursuant to a fee reduction agreement dated May 1, 2019.

Prior to May 1, 2019, BMR received a monthly advisory fee as follows:

Direct Assets	Annual Fee Rate (for each level)
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2.5 billion	0.600%
$2.5 billion and over	0.575%

May 1, 2019	31907 5.1.19

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Investor Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective May 1, 2019, and “Management Fees” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2018.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the Fund provides a return of 5% each year, that Fund operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.67%
Other Expenses	rr_OtherExpensesOverAssets	1.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.52%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,132
10 Years	rr_ExpenseExampleYear10	$ 2,600

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Income Builder Portfolio (the "Portfolio"), the Fund's master Portfolio.
[2]	"Management Fees" reflect a fee reduction agreement to the Fund's investment advisory agreement effective May 1, 2019, and "Management Fees" have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2018.
[3]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85%. This expense reimbursement will continue through February 29, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.